Reportable Segments (Schedule of Reportable Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
United States	$ 447.5		$ 242.8		$ 154.7
Foreign	2,268.0		1,996.4		1,008.9
Total	2,715.5		2,239.2		1,163.6
Operating (loss) income	(1,300.5)		21.1		(127.2)
Interest expense	77.2		29.0		4.0
Depreciation and amortization	227.1		164.8		124.0
Capital expenditures	1,050.6		632.1		253.4
Construction of solar energy systems	598.1		280.1		28.0
Revenues	2,268.0		1,996.4		1,008.9
Long-Lived Assets	2,393.1		2,033.5
Semiconductor Materials [Member]
Segment Reporting Information [Line Items]
Total	1,023.1		992.6		586.3
Operating (loss) income	(31.1)		68.2		(205.6)
Interest expense	(1.6)		3.2		1.5
Depreciation and amortization	124.2		108.8		96.6
Capital expenditures	144.6		150.4		87.3
Solar Materials [Member]
Segment Reporting Information [Line Items]
Total	957.4		826.1		573.5
Operating (loss) income	(665.7)		86.9		184.4
Interest expense	3.3		(0.8)		0.7
Depreciation and amortization	66.2		34.9		25.4
Capital expenditures	301.5		198.2		138.1
Solar Energy [Member]
Segment Reporting Information [Line Items]
Total	735.0		420.5		3.8
Operating (loss) income	(478.3)		(10.7)		(6.2)
Interest expense	32.2		26.6		1.8
Depreciation and amortization	36.7		21.1		2.0
Capital expenditures	599.9	[1]	281.4	[1]	28.0	[1]
Construction of solar energy systems	598.1		280.1		28.0
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating (loss) income	(125.4)		(123.3)		(99.8)
Interest expense	43.3		0		0
Capital expenditures	4.6		2.1		0
UNITED STATES
Segment Reporting Information [Line Items]
Long-Lived Assets	975.2		621.4
CHINA
Segment Reporting Information [Line Items]
Revenues	598.8		415.8		296.5
JAPAN
Segment Reporting Information [Line Items]
Long-Lived Assets	165.3		456.5
KOREA
Segment Reporting Information [Line Items]
Revenues	237.1		176.9		91.4
TAIWAN
Segment Reporting Information [Line Items]
Revenues	530.0		549.4		333.9
Long-Lived Assets	255.4		269.4
ITALY
Segment Reporting Information [Line Items]
Revenues	375.6		385.3		20.8
Long-Lived Assets	427.5		323.0
Other Foreign Countries [Member]
Segment Reporting Information [Line Items]
Revenues	526.5		469.0		266.3
Long-Lived Assets	$ 569.7		$ 363.2

[1]	Consists primarily of construction of solar energy systems of $598.1 million, $280.1 million and $28.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.